Schedule of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Net operating loss carryforwards	$ 15,736,074	$ 12,347,734
Contribution carryforwards	8,803	23,718
Tax credits	175,785	91,889
Stock-based compensation	284,981	157,165
Accrual to cash adjustment
Startup costs and other intangibles	1,618,932	1,700,257
Acquired intangibles	(1,953,499)	(870,569)
Lease liabilities	13,030	16,339
Right-of-use assets	(12,830)	(16,308)
Accrued expenses	664,106	651,519
Capitalized R&D costs (Sec. 174)	1,959,520	1,930,337
Other	66,496	8,182
Deferred tax assets	18,561,398	16,040,263
Valuation allowance	(19,679,073)	(16,040,263)
Deferred tax assets (liabilities), net of allowance	$ (1,170,469)